                                  United States
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-K
(Mark One)

[x] ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934

     For the fiscal year ended November 30, 1994                 OR

[ ] TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934

     Commission file number 1-9102

                                  AMERON, INC.
             (Exact name of registrant as specified in its charter)

                Delaware                               77-0100596
        (State of incorporation)          (I.R.S. Employer Identification No.)

                           245 South Los Robles Avenue
                               Pasadena, CA 91101
              (Address and Zip Code of principal executive offices)

       Registrant's telephone number, including area code:  (818) 683-4000

SECURITIES REGISTERED PURSUANT TO SECTION 12(B) OF THE ACT:


                                                  Name of each exchange
           Title of each class                    on which registered
           ----------------------------           -----------------------
           Common Stock $2.50 par value           New York Stock Exchange

SECURITIES REGISTERED PURSUANT TO SECTION 12(G) OF THE ACT:  None


     Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such
filing requirements for the past 90 days.   Yes  x  No
                                                ---    ---
     Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this
Form 10-K.   x
            ---
     The Registrant estimates that as of February 10, 1995 the aggregate market value of the shares of its Common Stock, $2.50 par value, held by non-affiliates of the Registrant (that is, shares beneficially owned by other than executive officers and directors) was in excess of $112 million.

     On February 10, 1995 there were 3,939,725 shares of Common Stock, $2.50 par value outstanding. This is the only class of Common Stock outstanding.

                       DOCUMENTS INCORPORATED BY REFERENCE

1.   PORTIONS OF AMERON'S 1994 ANNUAL REPORT TO STOCKHOLDERS (PARTS I, II AND
     IV).
2. PORTIONS OF AMERON'S PROXY STATEMENT FOR THE 1995 ANNUAL MEETING OF STOCKHOLDERS (PART III).

                                     PART 1
                                  AMERON, INC.

AMERON, INC., a Delaware corporation, and its consolidated subsidiaries are collectively referred to herein as "Ameron", the "Company", the "Registrant" or the "Corporation" unless the context clearly indicates otherwise. The business of the Company has been divided into business segments in Item 1(c)(1). Substantially all activities relate to the manufacture and supply of goods and services to the industrial, utility, marine and construction markets. All references to "the year" or "the fiscal year" pertain to the twelve months ended November 30, 1994. All references to the "Annual Report" pertain to the Company's 1994 Annual Report to Stockholders.


ITEM 1 - BUSINESS

(a)  GENERAL DEVELOPMENT OF BUSINESS.

     Although the Company's antecedents date back to 1907, it evolved directly from the merger of two separate firms in 1929, resulting in the incorporation of American Concrete Pipe Co. on April 22, 1929. Various name changes occurred between that time and 1942, at which time the Company's name became American Pipe and Construction Co. By the late 1960s the Company was almost exclusively engaged in manufacturing and had expanded its product lines to include not only concrete and steel pipe but also high-performance protective coatings, ready-mix concrete, aggregates and reinforced thermosetting resin pipe and fittings.

     At the beginning of 1970, the Company's name was changed to Ameron, Inc.
     In the meantime, other manufactured products had been added to its product lines. These included concrete and steel poles for street and area lighting, and tapered steel vertical and cantilevered poles for traffic signals. In 1984, the Company acquired a major domestic fiberglass pipe business, including a manufacturing plant in Burkburnett, Texas, and certain trade names and patent rights. In 1988, the Company expanded its ability to serve the water transmission and distribution market through the acquisition of a major steel pipe fabricating facility in Fontana, California.

     Further details or commentary on the year's operations can be found in the Annual Report, which is Exhibit 13 to this report on Form 10-K, and which should be read in conjunction with this report.

(b)  FINANCIAL INFORMATION AS TO INDUSTRY SEGMENTS.

     The information contained in Notes (1), (4) and (14) of Notes to Consolidated Financial Statements on pages 42, 43, 48, 50 and 51 of the Annual Report is incorporated herein by reference.

(c)  NARRATIVE DESCRIPTION OF BUSINESS.

     (1) For geographical and operational convenience, the Company is organized into divisions. These divisions are combined into the following groups serving the following-described industry segments.

          a) The Protective Coatings Group develops, manufactures and markets high-performance coatings and surfacer systems on a world-wide basis. These products are utilized for the preservation of major structures, such as metallic and concrete facilities and equipment, to prevent their degradation by corrosion, abrasion, marine fouling and other forms of chemical and physical attack. The primary markets served include marine, offshore, petrochemical, power generation, petroleum, chemical, steel, pulp and paper, railroad, bridges, mining, metal processing and original equipment manufacturing. These products are marketed by direct sales, as well as through manufacturers' representatives, distributors and licensees. Competition is based upon quality, price and service. Manufacture of these products is carried out in the Company's plant in Arkansas, by a wholly-owned subsidiary in The Netherlands, by jointly-owned operations in Mexico and Saudi Arabia and by various third party licensees.
               The Company licenses its patents, trademarks, know-how and technical assistance to various of its subsidiary and affiliated companies and to various third party licensees.

          b) The Fiberglass Pipe Group develops, manufactures and markets filament-wound and molded fiberglass pipe and fittings. These products are used by a wide range of process industries, including industrial, petroleum, chemical processing and petrochemical industries, for service station replacement piping systems, aboard marine vessels and on offshore oil platforms, and are marketed as an alternative to metallic piping systems which ultimately fail under corrosive operating conditions. These products are marketed by direct sales, as well as through manufacturers' representatives, distributors and licensees. Competition is based upon quality, price and service.
               Manufacture of these products is carried out in the Company's plants in Texas and South Carolina, by wholly-owned subsidiaries in The Netherlands and Singapore, and by a jointly-owned affiliate in Saudi Arabia.

          c) The Concrete and Steel Pipe Group supplies products and services used in the construction of pipeline facilities for various utilities. Eight plants are located in three of the continental western states. These plants manufacture concrete cylinder pipe, prestressed concrete cylinder pipe, steel pipe and reinforced concrete pipe for water transmission, storm and industrial waste water and sewage collection. These products are marketed by direct selling using the Company's own personnel and by competitive bidding. Customers include local, state and federal agencies, developers and general contractors. Normally no one customer or group of customers will account for sales equal to or greater than 10 percent of the Company's consolidated revenue. However, occasionally, when more than one unusually large project is in progress, combined sales to all U.S. government agencies and/or general contractors for those agencies can reach those proportions. Besides competing with several other concrete pipe manufacturers located in the market area, alternative products such as ductile iron, asbestos cement, and clay pipe compete with the Company's concrete and steel pipe products, but ordinarily these other materials do not offer the full diameter range produced by the Company. Principal methods of competition are price, delivery schedule and service. The Company's technology is used in the Middle East through affiliated companies whose activities are not reflected in the amounts reported for this industry segment. This segment also includes the manufacturing and marketing on a world-wide basis through direct sales of polyvinyl chloride sheet lining for the protection of concrete pipe and cast-in-place concrete structures from the corrosive effects of sewer gases, acids and industrial chemicals. Competition is based on quality, price and service. Manufacture of this product is carried out in the Company's plant in California. This segment also includes engineered design, fabrication and direct sale of specialized proprietary equipment which is outside the regular business of the other segments of the Company's businesses. Competition for such work is based upon quality, price and service. Manufacture of such equipment is carried out in the Company's plant in California.

          d) The Construction & Allied Products Group includes the HC&D Division, which supplies ready-mix concrete, crushed and sized basaltic aggregates, dune sand, concrete pipe and box culverts, primarily to the construction industry in Hawaii. These products are marketed through direct sales. Ample raw materials are available locally in Hawaii and, as to rock products, the Company has exclusive rights to a quarry containing many years' reserves. Within the market area there are competitors for each of the segment's products. No single competitor offers the full range of products sold by the Company in Hawaii. The principal methods of competition are in price and service, since an appreciable portion of the segment's business is obtained through competitive bidding.

               This segment also includes the operations of the Pole Products Division, which manufactures and markets concrete and steel poles for highway, street and outdoor area lighting and for traffic signals. Sales are nationwide, but with a stronger concentration in the western states. Marketing is handled by the Company's own sales force and by outside sales agents. Competition for such products is mainly based on price, but with some consideration for service and delivery. Manufacture of these products is carried out in two plants in California, as well as plants in Washington and Oklahoma.

          e) Except as individually shown in the above descriptions of industry segments, the following comments or situations apply to all segments:

               (i) Because of the number of manufacturing locations and the variety of raw materials essential to the business, no critical situations exist with respect to supply of materials. The Company has multiple sources for raw materials. The effects of increases in costs of energy are being mitigated to the extent practical through conservation and through addition or substitution of equipment to manage the use and reduce consumption of energy.

              (ii) The Company owns certain patents and trademarks, both U.S. and foreign, related to its products. It licenses these proprietary items to some extent in the U.S., and to a greater degree abroad. These patents, trademarks, and licenses do not constitute a material portion of the Company's business. No franchises or concessions exist.

             (iii) Many of the Company's products are used in connection with capital goods, water and sewage transmission and construction of capital facilities. Favorable or adverse effects on general sales volume and earnings can result from weather conditions. Normally, sales volume and earnings will be lowest in the first fiscal quarter. Seasonal effects simply accelerate or slow the business volume and normally do not bring about severe changes in full-year activity.


              (iv) With respect to working capital items, the Company does not encounter any requirements which are not common to other companies engaged in the same industries. No unusual amounts of inventory are required to meet seasonal delivery requirements. All of the Company's industry segments turn their inventory between three and eleven times annually. Average days' sales in accounts receivable range between 38 and 120 for all segments.

               (v) The value of backlog orders at November 30, 1994 and 1993 by industry segment is shown below. A substantial portion of the November 30, 1994 backlog is expected to be billed and recorded as sales during the year 1995.

                    Industry Segment                       1994       1993
                    ----------------                     --------   -------
                                                           (in thousands)
                    Protective Coatings Group            $  7,558   $13,754
                    Fiberglass Pipe Group                  20,666    14,507
                    Concrete and Steel Pipe Group         116,715    40,658
                    Construction & Allied Products Group   11,566    11,903
                                                         --------   -------
                    Total                                $156,505   $80,822
                                                         --------   -------
                                                         --------   -------

                    The order backlog at November 30, 1994 increased significantly from the prior year's level. The backlog totalled $156.5 million at November 30, 1994, nearly double the $80.8 million level of November 30, 1993. The improvement reflects increased order activity in the Concrete and Steel Pipe segment (up $76.0 million) as a result of a number of large orders for water transmission systems in California that were awarded in 1994. Included in the backlog for Concrete and Steel Pipe is the Los Vasqueros Reservoir System ($38.0 million), which represents the largest single contract received in Ameron's history. The lower backlog in the Protective Coatings Group ($6.2 million) is the result of lower European orders. The increase in the backlog in the Fiberglass Pipe Group ($6.2 million) is due to increased activity in Europe. The backlog in the Construction and Allied Products Group remained essentially equal to last year's level reflecting the generally stable market conditions in Hawaii.

              (vi) There was no significant change in competitive conditions or the competitive position of the Company in the industries and localities in which it operates. There is no knowledge of any single competitive situation which would be material to an understanding of the business.

             (vii) Sales contracts in all of the Company's business segments normally consists of purchase orders, which in some cases are issued pursuant to master purchase agreements. Longer term contracts seldom involve commitments of more than one year by the Company, and exceptions are not deemed material by management. Payment is normally due from 30 to 60 days after shipment, with progress payments prior to shipment in some circumstances. It is the Company's practice to require letters of credit prior to shipment of foreign orders, subject to limited exceptions. The Company does not typically extend long-term credit to purchasers of its products.

     (2)  a)   Approximate expense during each of the last three fiscal years for Research and Development costs is shown under the caption in Note (1) of Notes to Consolidated Financial Statements on page 42 of the Annual Report, which information is incorporated herein by reference.

          b) The Company's business is not dependent on any single customer or few customers, the loss of any one or more of whom would have a material adverse effect on its business.

          c) For many years the Company has been consistently installing or improving devices to control or eliminate the discharge of pollutants into the environment. Accordingly, compliance with federal, state, and locally enacted provisions relating to protection of the environment is not having, and is not expected to have, a material effect upon the Company's capital expenditures, earnings, or competitive position.

          d) At year-end the Company and its consolidated subsidiaries employed approximately 2,987 persons. Of those, approximately 1,490 were covered by labor union contracts, and there are five separate bargaining agreements subject to renegotiation in 1995. Management does not presently anticipate a strike or other labor disturbance in connection with renegotiation of these agreements that would have a material adverse impact on the Company; however, the possibility of such an occurrence exists.

(d)  FINANCIAL INFORMATION ABOUT FOREIGN AND DOMESTIC OPERATIONS AND EXPORT
     SALES.

     The information contained in Notes (4) and (14) of Notes to Consolidated Financial Statements on pages 43, 48, 50 and 51 of the Annual Report is incorporated herein by reference.

     Export sales in the aggregate from domestic operations during the last three fiscal years were:

                                                In thousands
                    1994                           $13,648
                    1993                            12,687
                    1992                             9,663

ITEM 2 - DESCRIPTION OF PROPERTY

(a) The location and general character of principal plants and other materially important physical properties used in the Company's operations is tabulated below. Property is owned in fee except where otherwise indicated by footnote. In addition to the property shown, the Company owns vacant land adjacent to or in the proximity of some of its operating locations and holds this property available for use when it may be needed to accommodate expanded or new operations. Property listed does not include any temporary project sites which are generally leased for the duration of the respective projects. With the exception of the Kailua, Oahu property, shown under the Construction & Allied Products industry segment, there are no material leases with respect to which expiration or inability to renew would have any material adverse effect on the Company's operations. The lease term on the Kailua property extends to the year 2012. This is the principal source of quarried rock and aggregates for the Company's operations on Oahu, Hawaii and, in management's opinion, reserves are adequate for its requirements during the term of the lease.

(b) The Company believes that its existing facilities are adequate for current and presently foreseeable operations. Because of the cyclical nature of certain of the Company's operations, and the substantial amounts involved in some individual orders, the level of utilization of particular facilities may vary significantly from time to time in the normal course of operations.

INDUSTRY SEGMENT - GROUP
- - - - ------------------------
     DIVISION - LOCATION                                             DESCRIPTION
     -------------------                                             -----------
PROTECTIVE COATINGS GROUP

     Protective Coatings Division - USA
          Brea, CA                                     Office, Plant, Laboratory
          Little Rock, AR                                          Office, Plant

     Ameron B.V.
          Geldermalsen, The Netherlands                            Office, Plant

FIBERGLASS PIPE GROUP

     Fiberglass Pipe Division - USA
          Burkburnett, TX                                          Office, Plant
          Spartanburg, SC                                                  Plant

     Ameron B.V.
          Geldermalsen, The Netherlands                            Office, Plant

     Ameron (Pte) Ltd.
          Singapore                                               *Office, Plant

CONCRETE AND STEEL PIPE GROUP

     Southern Division
          Rancho Cucamonga, CA                                           *Office
          Etiwanda, CA                                                     Plant
          Lakeside, CA                                                     Plant
          South Gate, CA                                                   Plant
          Palmdale, CA                                                     Plant
          Phoenix, AZ                                              Office, Plant

     Northern Division
          Tracy, CA                                                Office, Plant
          Portland, OR                                             Office, Plant

     Steel Fabrication Division
          Fontana, CA                                             *Office, Plant

     Protective Linings Division
          Brea, CA                                                 Office, Plant

     Fabrication Plant
          South Gate, CA                                           Office, Plant

AMERICAN PIPE & CONSTRUCTION INTERNATIONAL
          Bogota, Colombia                                         Office, Plant
          Cali, Colombia                                                   Plant

CONSTRUCTION & ALLIED PRODUCTS GROUP

     HC&D Division
          Honolulu, Oahu, HI                                      *Office, Plant
          Kailua, Oahu, HI                                        *Plant, Quarry
          Barbers Point, Oahu, HI                                         *Plant
          Puunene, Maui, HI                               *Office, Plant, Quarry

     Pole Products Division
          Fillmore, CA                                             Office, Plant
          Oakland, CA                                                     *Plant
          Everett, WA                                             *Office, Plant
          Tulsa, OK                                               *Office, Plant

CORPORATE
     Corporate Headquarters
          Pasadena, CA                                                   *Office

     Corporate Research & Engineering
          South Gate, CA                                      Office, Laboratory

*Leased

ITEM 3 - LEGAL PROCEEDINGS

On January 24, 1992, the Central Arizona Water Conservation District ("CAWCD") filed an action for damages against several parties, including the Company, in United States District Court, District of Arizona, in connection with six prestressed concrete pipe siphons furnished and installed in the 1970's as part of the Central Arizona Project ("CAP"), a federal project to bring water from the Colorado River to Arizona. The CAWCD also filed separate actions against the U.S. Bureau of Reclamation ("USBR") in the United States Claims Court and with the Arizona Projects Office of the USBR in connection with the CAP siphons. The CAWCD alleges that the six CAP siphons are defective and that the USBR and the defendants in the U.S. District Court action are liable for the repair or replacement of those siphons at a claimed estimated cost of $146.7 million. The Company has internally, as well as through independent third party consultants, conducted engineering analyses regarding this issue and believes that the siphons were manufactured in accordance with the project specifications and other contract requirements, and therefore it is not liable for any claims relating to the siphons. On September 14, 1994, the U.S. District Court granted the Company's motion to dismiss the CAWCD action and entered judgment against the CAWCD and in favor of the Company and its co-defendants. CAWCD has filed a notice of appeal with the Ninth Circuit Court of Appeals. The Company has recorded reserves that it believes are adequate to cover costs associated with the Company's vigorous defense of its position in this matter. The Company and its legal counsel believe that it has meritorious defenses to this action and that resultant liability, if any, should not have a material adverse effect on the financial position of the Company and its results of operations.

On July 22, 1992, the Company was served with a complaint in an action brought by the City and County of San Francisco ("CCSF") in Superior Court, County of San Francisco, State of California against the Company and two co-defendants, in connection with a pipeline referred to as San Andreas Pipeline No. 3, a water transmission pipeline that was installed between 1980 and 1982. The Company furnished the pipe used in that pipeline. The plaintiff alleges that the pipeline is defective. The plaintiff originally sought damages of approximately $44 million to replace the entire pipeline, but in June 1994 it filed its third amended complaint which alleges damages according to proof and in excess of the jurisdictional minimum of $25,000. The Company has recorded reserves that it believes are adequate to cover costs associated with the Company's vigorous defense of its position in this matter. The Company believes that it has meritorious defenses to this action and that resultant liability, if any, should not have a material adverse effect on the financial position of the Company and its results of operations.

In addition, certain other claims, suits and complaints, which arise in the ordinary course of business, have been filed or are pending against the Company. Management believes that these matters, and the matters discussed above, are either adequately reserved, covered by insurance, or would not have an adverse material effect on the financial position of the Company and its results of operations if disposed of unfavorably.

The Company is also subject to federal, state and local laws and regulations concerning the environment and is currently participating in administrative proceedings at several sites under these laws. It is difficult to estimate with any certainty the total cost of remediation, the timing and extent of remedial actions required by governmental authorities, and the amount of the Company's liability, if any, in proportion to that of other potentially responsible parties. While the Company finds it difficult to estimate with any certainty the total cost of remediation at the several sites which are subject to environmental regulatory proceedings, on the basis of currently available information, the Company does not believe it likely that the outcome of such environmental regulatory proceedings will have a material adverse effect on the Company's financial position or its results of operations. This conclusion is based on the location and type of contamination of each site, potential recovery from insurance carriers and existing reserves. When it has been possible to reasonably estimate the Company's liability with respect to these matters, provisions have been made as appropriate.

ITEM 4 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

(Not Applicable)


ITEM 4A - EXECUTIVE OFFICERS OF THE REGISTRANT

The following sets forth information with respect to individuals who served as executive officers as of November 30, 1994 and who are not directors of the Company. All executive officers are appointed by the Board of Directors to serve at the discretion of the Board of Directors.

       Name             Age           Title and Year Elected as Officer
- - - - --------------------    ---   --------------------------------------------------
George J. Fischer       60    Senior Vice President, Human Resources        1992

Gordon G. Robertson     55    Senior Vice President, Technology             1992

Javier Solis            48    Senior Vice President of Administration,
                              Secretary & General Counsel                   1984

S. Daniel Stracner      48    Vice President, Communications &
                              Public Affairs                                1993

Gary Wagner             43    Senior Vice President & Chief Financial
                              Officer, Treasurer                            1990

Allen R. Wilkie         44    Vice President, Controller                    1994

All of the executive officers named above have held high level managerial or executive positions with the Company for more than the past five years except Mr. Wilkie, who joined the Company in 1994 as Vice President, Financial Planning, Analysis and Management Information Systems and has since been named Vice President, Controller. Prior to joining the Company, he was Corporate Director of Information Systems with GenCorp in Akron, Ohio.

                                     PART II

ITEM 5 - MARKET FOR THE REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDER
           MATTERS

The Common Stock, $2.50 Par Value, of the Company, its only outstanding class of common equity, is traded on the New York Stock Exchange, the only exchange on which it is presently listed. On February 10, 1995, there were 1,895 stockholders of record of such stock.

Dividends have been paid each quarter during the prior two years and for many years in the past. Information as to the amount of dividends paid during the reporting period and the high and low sales prices of the Company's Common Stock during that period are set out under the caption Per Share Data shown on page 48 of the Annual Report, which information is incorporated herein by reference.

Terms of lending agreements which place restrictions on cash dividends are discussed in Note (9) of Notes to Consolidated Financial Statements on page 46 of the Annual Report, which is incorporated herein by reference.

ITEM 6 - SELECTED FINANCIAL DATA

The information required by this item is contained in the Selected Consolidated Financial Information shown on page 32 of the Annual Report, which information is incorporated herein by reference.


ITEM 7 - MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND
           RESULTS OF OPERATIONS

The information required by this item with respect to fiscal years 1994 and 1993 is shown under Ameron 1994 Financial Review on pages 33-36 of the Annual Report, which information is incorporated herein by reference. The information required for 1992 is as follows:

RESULTS OF OPERATIONS-1992 COMPARED WITH 1991

SALES. Sales declined $18.7 million in 1992 due principally to lower deliveries of concrete and steel pipe and construction products. Overall, 1992 revenues reflected a higher proportion of sales from foreign operations.

Because of the weak U.S. economic situation, sales in 1992 of protective coatings to domestic commercial utility, petrochemical and offshore markets were near 1991 levels. However, shipments from foreign operations to European and Middle Eastern customers and to a project in North African improved significantly over 1991.

Sales of Fiberglass pipe domestically were lower in 1992 then the previous year, mainly due to the shifting of oil exploration and recovery work from the United States to countries abroad and the impact of the sluggish economy of the capital spending plans of the Company's industrial, chemical and petroleum-related customers. However, declines in U.S. markets were entirely offset by improved sales overseas because of increased industrial development in the Far East and parts of Europe, as well as shipments to several large crude oil projects in North Africa.

Concrete and steel pipe sales declined in 1992 from 1991 largely because of nonrecurring projects in 1991. The concrete and steel pipe business segment was impacted by the decline in public spending for water transmission systems and reduced construction activity in the Company's geographic markets. The Southwest and Pacific Northwest were in cyclical downturns, and California's depressed condition resulted in severe price competition.

Construction products sales declined in 1992 from 1991, due to an overall decline in commercial construction activity in Hawaii that resulted in lower demand for the Company's quarry and concrete pipe products. Commercial construction spending in Hawaii declined because of the reduction in available investment capital. Sales of concrete and steel poles remained flat due to slow housing starts and continued delays in public spending in the western United States.

GROSS PROFIT. The gross profit margin increased from the 1992 rate of 25.5% to 26.5% in 1992. Although operations were impacted by continued price competition and low production levels caused by weak domestic markets, increased sales on more profitable contracts abroad and previously implemented manufacturing cost reduction programs pushed the rate above the 1991 level. These improvements were realized mainly by foreign operations due to increased shipments of fiberglass pipe and protective coatings to Africa, the Middle East and the Far East. In addition, improved profit margins were recognized on deliveries of concrete and welded steel pressure pipe.

SELLING, GENERAL AND ADMINISTRATIVE EXPENSES. Selling, general and administrative expenses were $7.1 million higher in 1992 than in 1991. The increase can be attributed to higher insurance charges, reserves for assets related to certain affiliated companies and rent on the corporate headquarters facility. The Company also increased spending to escalate research and development efforts and to strengthen worldwide marketing and sales networks.

ENVIRONMENTAL AND LEGAL CLAIMS. Claims expense increased $3.2 million in 1992, above the 1991 level. A large portion of the increase was attributable to legal costs and a $2 million reserve established in connection with a patent infringement lawsuit.

OTHER INCOME. Royalty and technical fee income increased slightly in 1992 from the prior year as sales activities of the Company's licensees and affiliated companies remained strong. Foreign currency losses were incurred as a result of the devaluation of the British pound and the increased strength of the Dutch guilder. Interest income was higher due to interest earned on short-term investments and a federal income tax refund. In 1991, other income included $770,000 received from a class action legal settlement.

INTEREST EXPENSE. Interest expense declined because of lower interest rates and a reduction in debt outstanding.

PROVISION FOR INCOME TAXES. The Company's effective tax rate declined from 37% in 1991 to 30% in 1992. The lower effective rate was attributable to a higher mix of income coming from foreign operations in 1992 as compared to 1991.

EQUITY IN EARNINGS OF AFFILIATED COMPANIES. Equity earnings of jointly-owned affiliated companies improved $3 million in 1992 over 1991, due largely to strong performances by the Company's protective coatings, fiberglass pipe and concrete pipe affiliates in the Middle East. Ameron Saudi Arabia, Ltd. provided the greatest contribution to the rise in equity income as it benefitted from increased spending for infrastructure development within the Kingdom of Saudi Arabia. However, Gifford-Hill-American, Inc. incurred losses as a result of weak demand in its markets. Tamco reported higher net income in 1992 because of slightly increased shipments of reinforcing bar and favorable material costs. Bondstrand, Ltd. and Oasis-Ameron, Ltd. produced improved operating results.


ITEM 8 - FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

The Consolidated Financial Statements, the report thereon of Arthur Andersen LLP dated January 19, 1995, Notes to Consolidated Financial Statements and Quarterly Financial Data, comprising pages 37 through 49 of the Annual Report, are incorporated herein by reference.


ITEM 9 - CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND
           FINANCIAL DISCLOSURE

(Not applicable)

                                    PART III

ITEM 10 - DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT

Information with respect to the directors is contained under the section entitled, "Election of Directors" in the Company's Proxy Statement which was filed on February 24, 1995 in connection with the Annual Meeting of Stockholders to be held on March 27, 1995. Such information is incorporated herein by reference.

Information with respect to the executive officers of the Company is located in
Part I, Item 4A of this report.


ITEM 11 - EXECUTIVE COMPENSATION*


ITEM 12 - SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT*


ITEM 13 - CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS*

*The information required by Items 11, 12 and 13 is contained in the Company's Proxy Statement which was filed on February 24, 1995 in connection with the 1995 Annual Meeting of Stockholders to be held on March 27, 1995. Such information is incorporated herein by reference.


                                     PART IV

ITEM 14 - EXHIBITS, FINANCIAL STATEMENT SCHEDULES, AND REPORTS ON FORM 8-K

(a)  (1)  FINANCIAL STATEMENTS:

          The financial statements to be filed hereunder are cross-referenced, in the index immediately following, to the Annual Report, as to sections incorporated herein by reference.

                          INDEX TO FINANCIAL STATEMENTS

                                                                Page Reference
                               Statement                        to Annual Report
                               ---------                        ----------------
          Consolidated Balance Sheets at November 30, 1994
          and 1993                                                    38-39

          Consolidated Statements of Operations for the years
          ended November 30, 1994, 1993 and 1992                         37

          Consolidated Statements of Cash Flows for the years
          ended November 30, 1994, 1993 and 1992                         40

          Consolidated Statements of Stockholders' Equity
          for the years ended November 30, 1994, 1993 and 1992           41

          Notes to Consolidated Financial Statements                  42-48

     (i) Summarized information as to the financial condition and results of operations for Gifford-Hill-American, Inc., Ameron Saudi Arabia, Ltd., Bondstrand, Ltd, Oasis-Ameron, Ltd. and Tamco are presented in Note
          (4) of Notes to Consolidated Financial Statements on page 43 the Annual Report, which information is incorporated herein by reference.

(a)  (2)  FINANCIAL STATEMENT SCHEDULES:

          The following additional financial data should be read in conjunction with the consolidated financial statements in the 1994 Annual Report. Schedules not included with this additional financial data have been omitted because they are either not applicable, not required, not significant, or the required information is provided in the consolidated financial statements or notes thereto.

                                                                    Pages of
     Schedule  Schedules of Ameron, Inc. and Subsidiaries          This Report
     --------  ------------------------------------------          -----------
                 Report of Independent Public Accountants               13

     II          Valuation and Qualifying Accounts and Reserves      14-16

(a)  (3)    EXHIBITS                                               This Report
                                                                   -----------
            3(i)    Certificate of Incorporation                     18

            3(ii)   Bylaws                                           19

            4       Instrument Defining the Rights of Security
                    Holders, Including Indentures                    20

            10      Material Contracts                               21

            13      Annual Report                                    22

            21      Subsidiaries of the Registrant                   23

            23      Consent of Independent Public Accountants        24


(b)  REPORTS ON FORM 8-K

     A report on Form 8-K was filed by the Company on September 15, 1994 reporting under Item 5 the dismissal of an action for damages filed by the Central Arizona Water Conservation District against several parties, including the Company. This matter is discussed in more detail under
     Part I, Item 3 of this report.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Stockholders and the Board of Directors, Ameron, Inc.:

We have audited in accordance with generally accepted auditing standards, the consolidated financial statements included in Ameron, Inc.'s Annual Report to Stockholders incorporated by reference in this Form 10-K, and have issued our report thereon dated January 19, 1995. Our audits were made for the purpose of forming an opinion on those statements taken as a whole. The schedule listed in the index above is the responsibility of the Company's management and is presented for purposes of complying with the Securities and Exchange Commission's rules and is not part of the basic financial statements. This schedule has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly states in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.




                                        ARTHUR ANDERSEN LLP


Los Angeles, California
January 19, 1995

                         AMERON, INC. AND SUBSIDIARIES
          SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
                      FOR THE YEAR ENDED NOVEMBER 30, 1994
                                 (In thousands)

                                                       Addi-      Deduc-
                                                       tions      tions,
                                         Balance      Charged      Pay-      Reclas-
                                           at           to         ments     sifica-     Balance
                                         Begin-        Costs        and       tions        at
                                          ning          and       Write-       and         End
            Classification               of Year      Expense      offs      Others      of Year
- - - - -------------------------------------   --------     --------    -------    --------  ----------
                                      Deducted from asset accounts
Allowance for
  doubtful accounts                     $ 4,315      $ 1,314     $ 1,793    $   299   $   4,135

Reserve for investments
  in affiliates                         $ 7,323      $ 2,425        -          -      $   9,748

Reserve for write-down
  of assets related to
  certain foreign
  affiliates                            $11,990      $   236       9,259    $   249   $   3,216


                                      Included in current liabilities
Reserve for pending
  claims and litigation                 $ 7,188      $ 2,232     $ 2,844    $  (358)  $   6,218

Restructuring reserve                   $ 4,098         -        $ 1,185    $   (32)  $   2,881

Other reserves                          $ 1,797      $   732     $   493    $  (700)  $   1,336

Reserve for self-insured
  programs                              $ 7,541      $ 5,997     $ 8,782    $  (364)  $   4,392


                                     Included in long-term liabilities
Reserve for pending
  claims and litigation                 $ 9,484      $   120     $   963    $ 1,788   $  10,429

Other reserves                          $ 1,722      $  -            771    $  (951)  $    -

Reserve for self-insured
  programs                              $ 4,867         -           -       $ 1,904   $   6,771

                         AMERON, INC. AND SUBSIDIARIES
          SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
                      FOR THE YEAR ENDED NOVEMBER 30, 1993
                                 (In thousands)

                                                       Addi-      Deduc-
                                                       tions      tions,
                                         Balance      Charged      Pay-      Reclas-
                                           at           to         ments     sifica-     Balance
                                         Begin-        Costs        and       tions        at
                                          ning          and       Write-       and         End
            Classification               of Year      Expense      offs      Others      of Year
- - - - -------------------------------------   --------     --------    -------    --------  ----------
                                      Deducted from asset accounts
Allowance for
  doubtful accounts                     $ 5,614      $ 1,458     $ 2,296    $  (461)  $   4,315

Reserve for investments
  in affiliates                            -         $ 7,323        -          -      $   7,323

Reserve for write-down
  of assets related to
  certain foreign
  affiliates                            $ 8,632      $ 3,392     $   278    $   244   $  11,990


                                    Included in current liabilities
Reserve for pending
  claims and litigation                 $ 6,060      $ 6,523     $ 5,107    $  (288)  $   7,188

Restructuring reserve                      -         $ 2,572     $   246    $ 1,772   $   4,098

Other reserves                             -         $ 1,221     $   339    $   915   $   1,797

Reserve for self-insured
  programs                              $ 4,653      $11,432     $ 8,659    $   115   $   7,541


                                   Included in long-term liabilities
Reserve for pending
  claims and litigation                 $ 2,257      $ 7,790     $   842    $   279   $   9,484

Other reserves                             -         $   951        -       $   771   $   1,722

Reserve for self-insured
  programs                              $ 4,867         -           -          -      $   4,867

                         AMERON, INC. AND SUBSIDIARIES
          SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
                      FOR THE YEAR ENDED NOVEMBER 30, 1992
                                 (In thousands)

                                                       Addi-      Deduc-
                                                       tions      tions,
                                         Balance      Charged      Pay-      Reclas-
                                           at           to         ments     sifica-     Balance
                                         Begin-        Costs        and       tions        at
                                          ning          and       Write-       and         End
            Classification               of Year      Expense      offs      Others      of Year
- - - - -------------------------------------   --------     --------    -------    --------  ----------
                                     Deducted from asset accounts
Allowance for
  doubtful accounts                     $ 4,838      $ 1,705     $   851    $   (78)  $   5,614

Reserve for write-down
  of assets related to
  certain foreign
  affiliates                            $ 7,003      $ 1,629        -          -      $   8,632


                                    Included in current liabilities
Reserve for pending
  claims and litigation                 $ 3,296      $ 4,149     $ 1,440    $    55   $   6,060

Reserve for self-insured
  programs                              $ 3,769      $11,762     $10,278    $  (600)  $   4,653


                                    Included in long-term liabilities
Reserve for pending
  claims and litigation                 $ 2,045      $   511     $   239    $   (60)  $   2,257

Reserve for self-insured
  programs                              $ 3,962         -           -       $   905   $   4,867

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                 AMERON, INC.


                 By:
                    --------------------------------------------------
                    Javier Solis, Senior Vice President & Secretary

Date:  February 27, 1995

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


Date:                                                       Director, Chairman of the Board, President and
                    -----------------------------------     Chief Executive Officer (Principal Executive Officer)
                    James S. Marlen

Date:                                                       Senior Vice President & Chief Financial Officer,
                    -----------------------------------     Treasurer (Principal Financial Officer)
                    Gary Wagner

Date:                                                       Vice President, Controller
                    -----------------------------------     (Principal Accounting Officer)
                    Allen R. Wilkie

Date:                                                       Director
                    -----------------------------------
                    Donald H. Albrecht

Date:                                                       Director
                    -----------------------------------
                    Victor K. Atkins

Date:                                                       Director
                    -----------------------------------
                    A. Frederick Gerstell

Date:                                                       Director
                    -----------------------------------
                    J. Michael Hagan

Date:                                                       Director
                    -----------------------------------
                    John F. King

Date:                                                       Director
                    -----------------------------------
                    Richard J. Pearson

Date:                                                       Director
                    -----------------------------------
                    Lawrence R. Tollenaere
Date:                                                       Director
                    -----------------------------------
                    F. H. Fentener van Vlissingen